Supplemental Condensed Balance Sheet Information - Schedule of Inventory (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Inventories	$ 37,844	$ 36,476	$ 34,529
Intravenous drugs
Inventory [Line Items]
Inventories	27,508	25,674	28,897
Oral pharmaceuticals
Inventory [Line Items]
Inventories	$ 10,336	$ 10,802	$ 5,632